Accrued Expenses - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Advertising costs		$ 8,900,000	$ 7,200,000	$ 26,000,000	$ 29,800,000	$ 36,900,000	$ 166,900,000	$ 98,200,000
Financing Agreement with IPFS [Member]
Debt Instrument [Line Items]
Financing agreement amount	$ 2,600,000
Financing agreement term	10 months
Financing agreement first payment due date	Nov. 01, 2023
Percentage of interest rate on agreement	8.83%
Financing Agreement with IPFS [Member] | Other Current Liabilities [Member]
Debt Instrument [Line Items]
Financing agreement outstanding amount		$ 2,600,000		$ 2,600,000